Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases
7.	Leases

The Group has operating leases mainly for offices and warehouses. For the years ended December 31, 2022, 2023 and 2024, operating lease costs were RMB557,477, RMB1,200,344 and RMB2,095,867 (US$287,133), respectively; and short-term lease costs were RMB174,402, RMB178,288 and RMB118,554 (US$16,242), respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the years ended December 31, 2022, 2023 and 2024.

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized in the consolidated balance sheets was as below:

	As of December 31, 2024
	RMB	US$

2025	2,253,211	308,689
2026	1,583,712	216,968
2027	939,852	128,759
2028	531,731	72,847
2029 and after	290,880	39,850
Total undiscounted cash flows	5,599,386	767,113
Less: imputed interest	(301,843)	(41,352)
Present value of lease liabilities	5,297,543	725,761

As of December 31, 2024, the Company did not have any significant operating leases that had not yet commenced.

As of December 31, 2022, 2023 and 2024, the weighted average remaining lease term was 2.87 years, 3.07 years and 3.09 years, respectively, and the weighted average discount rate was 4.05%, 3.44% and 3.42% for the Company’s operating leases, respectively.

Other supplemental information related to leases is summarized below:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Cash payments for operating leases	534,784	1,075,598	2,041,347	279,663
ROU assets obtained in exchange for new operating lease liabilities	1,068,063	3,918,460	2,968,352	406,663